Stockholders' Equity (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital stock shares authorized	100,000,000		100,000,000
Common tock shares authorized	90,000,000		90,000,000	90,000,000
Common stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Number of shares issued during period for services, value		$ 2,660,000	$ 3,460,000
Issuance of common stock for accounts payable and accrued expenses	$ 674,400	$ 69,274	$ 119,274	$ 160,000
Regulation A Offering [Member]
Number of shares sold during period				326,126
Number of shares sold during period, value				$ 2,303,299
Common Stock [Member]
Number of shares issued in conection with notes payable			155,850	18,200
Common stock issued in connection with lease obligations			298,500	350,000
Number of shares issued during period for services			432,500	432,500
Number of shares issued during period for services, value			$ 3,460,000	$ 3,460,000
Issuance of common stock for accounts payable and accrued expenses, shares			14,945	20,000
Issuance of common stock for accounts payable and accrued expenses			$ 119,274	$ 160,000
Incurred offering cost related to common stock				$ 814,442
Investors [Member]
Number of shares sold during period			46,330	371,351
Number of shares sold during period, value			$ 307,924	$ 2,484,199